DEBT - Contractual Undiscounted Cash Flows (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	€ 3,574,144	€ 2,582,604
As reported at December 31, 2024	3,351,888	2,477,186	€ 2,811,779
Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	1,404,026	788,112
As reported at December 31, 2024	1,334,277	740,873
Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	536,230	944,493
Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	784,172	367,577
Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	849,716	482,422
As reported at December 31, 2024		2,477,186
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	1,535,206	945,289
As reported at December 31, 2024	1,412,973	903,673	1,490,319
Bonds and notes | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	480,802	11,714
As reported at December 31, 2024	459,056	0
Bonds and notes | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	23,075	458,619
Bonds and notes | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	218,525	14,850
Bonds and notes | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	812,804	460,106
As reported at December 31, 2024		903,673
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	1,402,792	1,210,999
As reported at December 31, 2024	1,342,255	1,166,473	1,105,425
Asset-backed financing (Securitizations) | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	685,427	542,960
As reported at December 31, 2024	649,173	514,597
Asset-backed financing (Securitizations) | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	435,082	390,256
Asset-backed financing (Securitizations) | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	282,283	277,783
Asset-backed financing (Securitizations) | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	0	0
As reported at December 31, 2024		1,166,473
Total borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	440,853	302,301
As reported at December 31, 2024	414,633	290,930	113,165
Total borrowings from banks and other financial institutions | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	152,858	172,441
As reported at December 31, 2024	143,800	166,763
Total borrowings from banks and other financial institutions | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	53,683	83,047
Total borrowings from banks and other financial institutions | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	234,312	46,813
Total borrowings from banks and other financial institutions | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	0	0
As reported at December 31, 2024		290,930
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	139,536	80,952
As reported at December 31, 2024	126,270	73,047	57,423
Lease liabilities | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	29,182	17,934
As reported at December 31, 2024	26,491	16,450
Lease liabilities | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	24,390	12,571
Lease liabilities | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	49,052	28,131
Lease liabilities | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	36,912	22,316
As reported at December 31, 2024		73,047
Other debt
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	55,757	43,063
As reported at December 31, 2024	55,757	43,063	€ 45,447
Other debt | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	55,757	43,063
As reported at December 31, 2024	55,757	43,063
Other debt | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	0	0
Other debt | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	0	0
Other debt | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	€ 0	0
As reported at December 31, 2024		€ 43,063